Transamerica Asset Allocation – Short Horizon Subaccount

SCHEDULE OF INVESTMENTS

At March 31, 2019

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 1.8%
Transamerica Variable International Equity (A) (B)	4,629	$ 104,244

Money Market Fund - 0.2%
Transamerica Variable Government Money Market (A) (B)	438	9,310

U.S. Equity Funds - 8.3%
Transamerica Variable Large Growth (A) (B)	1,332	184,257
Transamerica Variable Large Value Opportunities (A) (B)	1,822	177,021
Transamerica Variable Small Cap Core (A) (B)	1,768	109,929

		471,207

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 89.7%
Transamerica Variable High Quality Bond (A) (B)	51,580	$ 928,341
Transamerica Variable High Yield Bond (A) (B)	16,527	595,078
Transamerica Variable Inflation-Protected Securities (A) (B)	33,154	911,475
Transamerica Variable Intermediate Bond (A) (B)	56,178	2,681,381

		5,116,275

Total Investment Companies (Cost $5,280,672)		5,701,036

Total Investments (Cost $5,280,672)		5,701,036
Net Other Assets (Liabilities) - (0.0)% (C)		(903)

Net Assets - 100.0%		$ 5,700,133

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$5,701,036	$—	$—	$5,701,036

Total Investments	$5,701,036	$—	$—	$5,701,036

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Affiliated investment of Transamerica Variable Funds. The Fund’s transactions and earnings from investments of TAM are as follows:

Affiliated Investments	Value December 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2019	Shares as of March 31, 2019	Dividend Income	Net Capital Gain Distributions
Transamerica Variable Government Money Market	$11,226	$431,736	$(433,680)	$28	$—	$9,310	438	$—	$—
Transamerica Variable High Quality Bond	936,455	13,840	(35,107)	308	12,845	928,341	51,580	—	—
Transamerica Variable High Yield Bond	570,905	8,142	(22,199)	6,058	32,172	595,078	16,527	—	—
Transamerica Variable Inflation-Protected Securities	904,566	13,678	(33,982)	(1,473)	28,686	911,475	33,154	—	—
Transamerica Variable Intermediate Bond	2,668,290	37,450	(100,223)	13,778	62,086	2,681,381	56,178	—	—
Transamerica Variable International Equity	98,883	1,628	(3,923)	467	7,189	104,244	4,629	—	—
Transamerica Variable Large Growth	160,815	2,442	(6,448)	3,300	24,148	184,257	1,332	—	—
Transamerica Variable Large Value Opportunities	163,261	2,442	(6,487)	2,783	15,022	177,021	1,822	—	—
Transamerica Variable Small Cap Core	100,869	1,628	(4,180)	1,570	10,042	109,929	1,768	—	—

Total	$5,615,270	$512,986	$(646,229)	$26,819	$192,190	$5,701,036	167,428	$—	$—

(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	There were no transfers in or out of Level 3 during the period ended March 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Asset Allocation Variable Funds	Page 1

Transamerica Asset Allocation – Intermediate Horizon Subaccount

SCHEDULE OF INVESTMENTS

At March 31, 2019

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 10.9%
Transamerica Variable International Equity (A) (B)	77,913	$ 1,754,500

Money Market Fund - 0.2%
Transamerica Variable Government Money Market (A) (B)	1,159	24,641

U.S. Equity Funds - 39.9%
Transamerica Variable Large Growth (A) (B)	18,064	2,497,977
Transamerica Variable Large Value Opportunities (A) (B)	25,642	2,490,908
Transamerica Variable Small Cap Core (A) (B)	23,337	1,450,870

		6,439,755

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 49.0%
Transamerica Variable High Quality Bond (A) (B)	69,456	$ 1,250,074
Transamerica Variable High Yield Bond (A) (B)	26,489	953,753
Transamerica Variable Inflation-Protected Securities (A) (B)	69,126	1,900,454
Transamerica Variable Intermediate Bond (A) (B)	79,585	3,798,598

		7,902,879

Total Investment Companies (Cost $12,911,894)		16,121,775

Total Investments (Cost $12,911,894)		16,121,775
Net Other Assets (Liabilities) - (0.0)% (C)		(2,547)

Net Assets - 100.0%		$ 16,119,228

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$16,121,775	$—	$—	$16,121,775

Total Investments	$16,121,775	$—	$—	$16,121,775

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Affiliated investment of Transamerica Variable Funds. The Fund’s transactions and earnings from investments of TAM are as follows:

Affiliated Investments	Value December 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2019	Shares as of March 31, 2019	Dividend Income	Net Capital Gain Distributions
Transamerica Variable Government Money Market	$30,083	$554,608	$(560,124)	$74	$—	$24,641	1,159	$—	$—
Transamerica Variable High Quality Bond	1,236,008	13,592	(17,150)	267	17,357	1,250,074	69,456	—	—
Transamerica Variable High Yield Bond	896,114	10,195	(12,923)	8,371	51,996	953,753	26,489	—	—
Transamerica Variable Inflation-Protected Securities	1,849,575	20,050	(25,750)	(580)	57,159	1,900,454	69,126	—	—
Transamerica Variable Intermediate Bond	3,702,250	40,777	(51,516)	9,011	98,076	3,798,598	79,585	—	—
Transamerica Variable International Equity	1,631,723	20,388	(23,940)	11,938	114,391	1,754,500	77,913	—	—
Transamerica Variable Large Growth	2,137,162	24,212	(32,074)	19,456	349,221	2,497,977	18,064	—	—
Transamerica Variable Large Value Opportunities	2,252,637	24,212	(33,298)	22,785	224,572	2,490,908	25,642	—	—
Transamerica Variable Small Cap Core	1,304,871	16,141	(20,086)	13,894	136,050	1,450,870	23,337	—	—

Total	$15,040,423	$724,175	$(776,861)	$85,216	$1,048,822	$16,121,775	390,771	$—	$—

(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	There were no transfers in or out of Level 3 during the period ended March 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Asset Allocation Variable Funds	Page 1

Transamerica Asset Allocation –

Intermediate/Long Horizon Subaccount

SCHEDULE OF INVESTMENTS

At March 31, 2019

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 16.1%
Transamerica Variable International Equity (A) (B)	210,198	$ 4,733,372

Money Market Fund - 0.3%
Transamerica Variable Government Money Market (A) (B)	3,995	84,919

U.S. Equity Funds - 54.7%
Transamerica Variable Large Growth (A) (B)	46,780	6,468,809
Transamerica Variable Large Value Opportunities (A) (B)	62,122	6,034,727
Transamerica Variable Small Cap Core (A) (B)	56,559	3,516,349

		16,019,885

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 28.9%
Transamerica Variable High Quality Bond (A) (B)	31,206	$ 561,640
Transamerica Variable High Yield Bond (A) (B)	31,227	1,124,326
Transamerica Variable Inflation-Protected Securities (A) (B)	92,150	2,533,445
Transamerica Variable Intermediate Bond (A) (B)	88,922	4,244,258

		8,463,669

Total Investment Companies (Cost $19,342,537)		29,301,845

Total Investments (Cost $19,342,537)		29,301,845
Net Other Assets (Liabilities) - (0.0)% (C)		(4,660)

Net Assets - 100.0%		$ 29,297,185

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$29,301,845	$—	$—	$29,301,845

Total Investments	$29,301,845	$—	$—	$29,301,845

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Affiliated investment of Transamerica Variable Funds. The Fund’s transactions and earnings from investments of TAM are as follows:

Affiliated Investments	Value December 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2019	Shares as of March 31, 2019	Dividend Income	Net Capital Gain Distributions
Transamerica Variable Government Money Market	$77,216	$1,132,377	$(1,124,860)	$180	$6	$84,919	3,995	$—	$—
Transamerica Variable High Quality Bond	558,931	4,576	(9,859)	270	7,722	561,640	31,206	—	—
Transamerica Variable High Yield Bond	1,063,052	9,153	(19,618)	12,561	59,178	1,124,326	31,227	—	—
Transamerica Variable Inflation-Protected Securities	2,481,394	20,136	(44,137)	2,111	73,941	2,533,445	92,150	—	—
Transamerica Variable Intermediate Bond	4,163,304	34,323	(73,866)	16,483	104,014	4,244,258	88,922	—	—
Transamerica Variable International Equity	4,431,603	41,188	(83,377)	30,301	313,657	4,733,372	210,198	—	—
Transamerica Variable Large Growth	5,570,817	44,620	(110,456)	66,853	896,975	6,468,809	46,780	—	—
Transamerica Variable Large Value Opportunities	5,490,459	44,620	(105,305)	41,856	563,097	6,034,727	62,122	—	—
Transamerica Variable Small Cap Core	3,182,857	29,747	(62,349)	28,837	337,257	3,516,349	56,559	—	—

Total	$27,019,633	$1,360,740	$(1,633,827)	$199,452	$2,355,847	$29,301,845	623,159	$—	$—

(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	There were no transfers in or out of Level 3 during the period ended March 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Asset Allocation Variable Funds	Page 1

NOTES TO SCHEDULES OF INVESTMENTS

At March 31, 2019

(unaudited)

1. ORGANIZATION

Transamerica Asset Allocation Variable Funds (the “Separate Account”), is a non-diversified separate account of Transamerica Financial Life Insurance Company (“TFLIC”), and is registered as a management investment company under the Investment Company Act of 1940, as amended. The Separate Account applies investment company accounting and reporting guidance. The Separate Account is composed of three different subaccounts (each, a “Subaccount” and collectively, the “Subaccounts”) that are separate investment funds and are as follows. Each Subaccount invests substantially all of its investable assets among certain Transamerica Variable Funds (“TVF”). Certain TVF subaccounts invest substantially all of their investable assets in underlying series of Transamerica Funds (each a “Fund” and collectively, the “Funds”).

Subaccount
Transamerica Asset Allocation – Short Horizon Subaccount (“Short Horizon”)
Transamerica Asset Allocation – Intermediate Horizon Subaccount (“Intermediate Horizon”)
Transamerica Asset Allocation – Intermediate/Long Horizon Subaccount (“Intermediate/Long Horizon”)

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Subaccounts pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Subaccounts. TAM supervises each Subaccount’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Subaccounts.

TAM is responsible for all aspects of the day-to-day management of the Subaccounts.

TAM’s investment management services also include the provision of supervisory and administrative services to the Subaccounts. These services include performing certain administrative services for the Subaccounts and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Subaccounts by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Subaccounts from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Subaccount investments; assisting with Subaccount combinations and liquidations: oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Subaccounts’ custodian and dividend disbursing agent and monitoring their services to the Subaccounts; assisting the Subaccounts in preparing reports to shareholders; acting as liaison with the Subaccounts’ independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Subaccounts.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Subaccounts.

Security transactions: Security transactions are accounted for on the trade date. Security gains and losses are calculated on the specific identification basis. Net realized gain (loss) is from investments in units of investment companies.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The value of each Subaccount’s investment in a corresponding TVF subaccount is valued at the TVF unit value per share at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Subaccounts utilize various methods to measure the fair value of their investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Level 2 – Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Subaccounts, own assumptions used in determining the fair value of investments.

Transamerica Asset Allocation Variable Funds	Page 1

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

3. SECURITY VALUATION (continued)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Subaccounts’ investments at March 31, 2019, is disclosed within the Security Valuation section of each Subaccount’s Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Each Subaccount invests substantially all of its investable assets among certain TVF subaccounts and the TVF subaccounts invest all of their investable assets in the Funds. The summary of the inputs used for valuing each Fund’s assets carried at fair value is discussed in the Security Valuation section of the Funds’ Notes to Schedules of Investments. Descriptions of the valuation techniques applied to the Subaccounts’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV of the underlying Subaccount as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying subaccounts and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

4. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated and early adopted the disclosure requirements and the impact is reflected within the Subaccounts’ Financial Statements.

Transamerica Asset Allocation Variable Funds	Page 2